Debt Outstanding Debt (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	$ 2,137.1	$ 2,181.5
Unamortized Discount	3.8
Fair value of interest rate hedge included in debt carrying value	37.3
Short-term obligations and current maturities of long-term obligations	105.8	117.5
Long-term Obligations	2,031.3	2,064.0
2.5% Senior Convertible Notes due 2023 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		12.6
Unamortized Discount		0.4
Floating Rate Convertible Senior Debentures due 2033 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		325.0
Unamortized Discount		1.5
3.25% Senior Subordinated Convertible Notes Due 2024 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	327.9	320.3
Unamortized Discount	1.4	9.0
2.15% Senior Notes due 2012 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	356.2	346.6
Unamortized Discount	0.4	0.5
Fair value of interest rate hedge included in debt carrying value	6.6	(2.9)
3.25% Senior Notes due 2014 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	413.5	393.0
Unamortized Discount	0.3	0.4
Fair value of interest rate hedge included in debt carrying value	13.8	(6.6)
3.20% Senior Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	465.3
Unamortized Discount	1.6
Fair value of interest rate hedge included in debt carrying value	16.9
5% Senior Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	250.0	250.0
4.70% Senior Notes due 2020 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	299.9
Unamortized Discount	0.1
6 1/8% Senior Subordinated Notes due 2015 [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value		500.0
Other Debt [Member]
Debt Issuance [Line Items]
Debt Obligations - Carrying Value	$ 24.3	$ 34.0